Apr. 30, 2018
SUPPLEMENT DATED JANUARY 9, 2019
TO THE PROSPECTUS DATED APRIL 30, 2018, AS AMENDED AUGUST 13, 2018

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.